Intangible assets - Accumulated Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Value, at the beginning of the year	$ 7,592	$ 7,659
Value, at the end of the year	7,098	7,592
SAC | Fixed services
Intangible assets
Value, at the beginning of the year	96
Value, at the end of the year	77	96
SAC | Mobile Services
Intangible assets
Value, at the beginning of the year	1,427
Value, at the end of the year	1,140	1,427
Service connection or habilitation costs
Intangible assets
Value, at the beginning of the year	119
Value, at the end of the year	136	119
3G/4G licenses
Intangible assets
Value, at the beginning of the year	5,105
Value, at the end of the year	4,780	5,105
PCS license (Argentina)
Intangible assets
Value, at the beginning of the year	588
Value, at the end of the year	588	588
PCS and Band B (Paraguay)
Intangible assets
Value, at the end of the year	3
Rights of use
Intangible assets
Value, at the beginning of the year	244
Value, at the end of the year	226	244
Exclusivity agreements
Intangible assets
Value, at the beginning of the year	12
Value, at the end of the year	11	12
Customer relationships
Intangible assets
Value, at the beginning of the year	1
Value, at the end of the year	135	1
Goodwill
Intangible assets
Value, at the end of the year	2
Accumulated depreciation and amortization
Intangible assets
Value, at the beginning of the year	(4,196)	(3,192)
Acquisition Tuves Paraguay	(49)
Amortization	(1,889)	(1,840)
Currency translation adjustments	(272)	(229)
Decreases	1,523	1,065
Value, at the end of the year	(4,883)	(4,196)
Accumulated depreciation and amortization | SAC | Fixed services
Intangible assets
Value, at the beginning of the year	(130)	(118)
Amortization	(106)	(157)
Decreases	169	145
Value, at the end of the year	(67)	(130)
Accumulated depreciation and amortization | SAC | Mobile Services
Intangible assets
Value, at the beginning of the year	(1,411)	(1,001)
Acquisition Tuves Paraguay	(47)
Amortization	(1,385)	(1,288)
Currency translation adjustments	(26)	(15)
Decreases	1,295	893
Value, at the end of the year	(1,574)	(1,411)
Accumulated depreciation and amortization | Service connection or habilitation costs
Intangible assets
Value, at the beginning of the year	(103)	(101)
Amortization	(33)	(29)
Decreases	30	27
Value, at the end of the year	(106)	(103)
Accumulated depreciation and amortization | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	(681)	(343)
Amortization	(325)	(338)
Value, at the end of the year	(1,006)	(681)
Accumulated depreciation and amortization | PCS license (Argentina)
Intangible assets
Value, at the beginning of the year	(70)	(70)
Value, at the end of the year	(70)	(70)
Accumulated depreciation and amortization | PCS and Band B (Paraguay)
Intangible assets
Value, at the beginning of the year	(951)	(774)
Currency translation adjustments	(202)	(177)
Value, at the end of the year	(1,153)	(951)
Accumulated depreciation and amortization | Rights of use
Intangible assets
Value, at the beginning of the year	(219)	(190)
Acquisition Tuves Paraguay	(2)
Amortization	(29)	(27)
Currency translation adjustments	(3)	(2)
Decreases	29
Value, at the end of the year	(224)	(219)
Accumulated depreciation and amortization | Exclusivity agreements
Intangible assets
Value, at the beginning of the year	(29)	(28)
Amortization	(1)	(1)
Value, at the end of the year	(30)	(29)
Accumulated depreciation and amortization | Customer relationships
Intangible assets
Value, at the beginning of the year	(1)	(1)
Amortization	(10)
Value, at the end of the year	(11)	(1)
Accumulated depreciation and amortization | Software developed for internal use
Intangible assets
Value, at the beginning of the year	(601)	(566)
Currency translation adjustments	(41)	(35)
Value, at the end of the year	(642)	$ (601)
Tuves Paraguay | Customer relationships
Intangible assets
Value, at the end of the year	134
Cubecorp | Customer relationships
Intangible assets
Value, at the end of the year	$ 1